UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21059

                       AETOS CAPITAL DISTRESSED INVESTMENT
                       STRATEGIES FUND, LLC (Exact name of
                       registrant as specified in charter)
                                    --------


                             c/o Aetos Capital, LLC
                                875 Third Avenue
                            New York, New York 10022
               (Address of principal executive offices) (Zip code)

                                 James M. Allwin
                               Aetos Capital, LLC
                            New York, New York 10022
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-201-2500

                    DATE OF FISCAL YEAR END: JANUARY 31, 2005

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS

            Aetos Capital Distressed Investment Strategies Fund, LLC

                             Schedule of Investments

                                October 31, 2004
                                   (Unaudited)



                                                                                            % OF MEMBERS'
FUND NAME                                                  COST               VALUE             CAPITAL
-------------------------------------------------------------------------------------------------------------
King Street Capital, L.P.                                $ 7,050,000        $ 7,504,982         18.16%
Satellite Credit Opportunities Fund, Ltd.                  8,750,000          9,492,786         22.96
Silver Point Capital Fund, L.P.                           11,100,000         12,334,136         29.84
Watershed Capital Partners, L.P.                          11,050,000         11,543,839         27.93
                                                      -------------------------------------------------------
  Total                                                  $37,950,000        $40,875,743         98.89%
                                                     ========================================================

The aggregate cost of investments for tax purposes was $37,950,000. Net unrealized appreciation on investments for tax purposes was $2,925,743 consisting of $2,925,743 of gross unrealized appreciation.

Percentages are based on Members' Capital of $41,335,679. The investments in portfolio funds shown above, representing 98.89% of Members' Capital, have been fair valued.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.








ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Aetos Capital Distressed Investment Strategies Fund, LLC


By (Signature and Title)*                 /s/ Michael F. Klein
                                          ---------------------
                                          Michael F. Klein, President

Date December 17, 2004




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ Michael F. Klein
                                          --------------------
                                          Michael F. Klein, President

Date December 17, 2004


By (Signature and Title)*                 /s/ Scott D. Sawyer
                                          -------------------
                                          Scott D. Sawyer, Treasurer

Date December 17, 2004
* Print the name and title of each signing officer under his or her signature.